LEASES (Details Narrative)	Dec. 31, 2024
Lease Agreements [Member]
Remaining lease terms	8 months 19 days
Weighted average discount rate	5.00%
Minimum [Member]
Remaining lease terms	29 days
Maximum [Member]
Remaining lease terms	9 months